Other financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Other financial assets [Abstract]
Summary of other financial assets	Other financial assets

(in €‘000)	December 31, 2023	December 31, 2022
Pledged bank balances	15,512	12,190
Security deposits	11,170	7,990
Derivatives	3,700	9,198
Investments in equity securities	16,557	31,389
Prepaid warranties non-current	5,657	2,206
Other receivables	1,821	2,321
Total	54,417	65,294
Non-current	52,641	64,693
Current	1,776	601
Total	54,417	65,294